Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax [Abstract]
Income tax expense (income)	$ 33,128	$ 3,471
Profit (loss) before income tax	$ 37,615	$ (22,721)